                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-09975
                                   ---------------------------------------------

                   TT International U.S.A. Feeder Trust
           ---------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                     200 Clarendon Street, Boston, Massachusetts       02116
           ---------------------------------------------------------------------
                  (Address of principal executive offices)           (Zip code)

                  Investors Bank & Trust Company
                  200 Clarendon Street, Boston, Massachusetts 02116
           ---------------------------------------------------------------------
                  (Name and address of agent for service)

                  with a copy to:

                  Roger P. Joseph, Bingham McCutchen LLP,
                  150 Federal Street, Boston, MA  02110
           ---------------------------------------------------------------------

Registrant's telephone number, including area code:  (44 207) 410-3500
                                                   -----------------------------

Date of fiscal year end:   12/31/2003
                        -----------------------------

Date of reporting period:  06/30/03
                         ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

TT INTERNATIONAL INVESTMENT MANAGEMENT


TT ACTIVE INTERNATIONAL
MUTUAL FUND


SEMI-ANNUAL REPORT JUNE 30, 2003


[TT INTERNATIONAL LOGO]

                      (This page intentionally left blank)

TABLE OF CONTENTS

To Our Shareholders                                                        1

Managers' Discussion and Analysis                                          2


TT ACTIVE INTERNATIONAL MUTUAL FUND

Statement of Assets and Liabilities                                        3

Statement of Operations                                                    4

Statements of Changes in Net Assets                                        5

Financial Highlights                                                     6-7

Notes to Financial Statements                                           8-10


TT EAFE PORTFOLIO

Schedule of Investments                                                11-13

Statement of Assets and Liabilities                                       14

Statement of Operations                                                   15

Statements of Changes in Net Assets                                       16

Notes to Financial Statements                                          17-20

                      (This page intentionally left blank)

PRESIDENT'S LETTER

Dear Fellow Shareholder,

I am delighted to present to you the interim report for the TT EAFE Portfolio and the TT Active International Mutual Fund.

As at 30th June, 2003 the net assets and six month performance of the TT Active International Mutual Fund were:

               Net Assets                                    US$48,321,204

               Performance:

               TT Active International Institutional Class^  11.33%
               MSCI EAFE Index*                               9.85%

               ^ PERFORMANCE SHOWN IS THE PERFORMANCE OF THE FUND'S
                 INSTITUTIONAL CLASS SHARES. FOR THE PERIOD FROM JANUARY 1, 2003 THROUGH JUNE 30, 2003, PERFORMANCE OF CLASS I SHARES WERE NOT OPERATIONAL FOR THE FULL PERIOD SHOWN. THE ACTUAL PERFORMANCE OF CLASS I, CLASS 2 AND CLASS 3 SHARES WOULD HAVE BEEN LOWER BECAUSE THE EXPENSES OF THOSE CLASSES ARE HIGHER THAN THE EXPENSES OF THE INSTITUTIONAL CLASS. THE TOTAL RETURNS SINCE INCEPTION AND FOR THE PERIOD FROM JUNE 30, 2002 TO JUNE 30, 2003 FOR THE FUND'S INSTITUTIONAL CLASS WERE -37.49% AND -3.14%, RESPECTIVELY.
               * THE PERFORMANCE OF THE INDEX IS PRESENTED WITH GROSS DIVIDENDS
                 REINVESTED AND REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THE TOTAL RETURNS SINCE INCEPTION AND FOR THE PERIOD FROM JUNE 30, 2002 TO JUNE 2003 FOR THE INDEX WERE -28.91% AND -6.06%, RESPECTIVELY.

2003 began pretty much where 2002 left off with investor sentiment dominated by geopolitical uncertainty and economic weakness. The build up to war in Iraq turned the first few months into another roller coaster ride for equities and by mid-March many stockmarkets had slumped to new lows for the cycle. Events in the Middle East however appear to have signalled a turning point, at least in the short-term. Markets have bounced sharply since March, more than recouping their losses in the first quarter, and we are beginning to see signs of stronger economic growth.

Although many commentators doubt the bear market is really over, we are cautiously optimistic for the future. Economies are slowly getting better, markets have started to recover and our investment performance, continuing the trend which began in the latter half of last year, has significantly improved. Indeed over the past 12 months the TT Active International Mutual Fund is nearly 3% ahead of the MSCI EAFE Index (-3.14% vs. -6.06%*).

TT International is also in very good shape. The depth and experience of our investment team and the flexibility of our process have ensured strong returns through difficult market conditions. Encouraged by this success and a brighter investment outlook we are confident that we can continue to deliver what our clients expect - strong investment returns through authentically active management.

Your confidence and support are much appreciated.

Sincerely,

/s/ David Burnett

DAVID BURNETT
President

TT Active International Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS

FIRST QUARTER 2003     TT INTL -7.9%^   MSCI EAFE -8.1%*
   MARKETS
   Market sentiment and price action were dominated by the build up to war in Iraq. Uncertainty over the timing of the conflict together with solvency fears in the insurance sector combined to send stock-markets to new lows. They bounced back strongly in March once it became clear that military action was imminent.

   PORTFOLIO
   Having been relatively cautious in the latter part of last year we used market weakness in the pre-war period to increase the risk profile of the European portfolio on the premise that a quick and decisive conflict would lead to a sharp relief rally. We also increased our exposure to Japan in February ahead of the financial year-end book closing when public funds are traditionally used to prop up the market. However, we reduced Asia almost to nothing given the deteriorating geopolitical situation in North Korea and the SARS outbreak which threatened to have a material impact on regional growth rates.

   PERFORMANCE
   The Fund ended marginally ahead of the MSCI EAFE Index. Allocation to cash was significantly positive given sharp market falls and this accounted for the small positive relative return over Q1. European markets were particularly badly affected by the uncertainty in Q1 and were responsible for most of the portfolio's fall. Europe also underperformed the benchmark because of disappointing stock selection (mainly in Financials, Energy and Materials). Japan and Asia suffered too, but relative to the broad index these markets performed well. Our underweight position (despite increasing Japan over Q1) meant allocation returns in both regions were negative. Our early positioning in more economically sensitive sectors hurt performance in Q1's volatile markets but produced strong returns in Q2 as markets bounced back.

SECOND QUARTER 2003     TT INTL +20.8%^  MSCI EAFE +19.6%*
   MARKETS
   After the battering that equities endured in Q1, Q2 provided some welcome relief. Markets rebounded following a short and decisive war in Iraq and continued to rally for much of Q2, buoyed by better economic data and greater policy stimulus, before consolidating at quarter-end. Bond market weakness in late June prompted fears that rising yields would choke off the economic recovery and the sell-off spread to equities.

   PORTFOLIO
   Having raised the risk profile of the European portfolio in Q1 we maintained a more aggressive stance for most of Q2 but started to reduce our weighting at quarter-end given that Europe had enjoyed the best of the rally and there were, in our view, better opportunities further east. We remained underweight Japan and Asia throughout Q2 but began to increase our exposure (at the expense of Europe) at the end of June. These markets tend to be highly cyclical and we believe will respond to improving US/China growth and global reflation.

   PERFORMANCE
   The Fund ended a very strong quarter up more than 20% and over 1% ahead of the MSCI EAFE Index. Having fallen furthest over Q1 markets in Europe saw the sharpest rises in Q2 and were responsible for almost all the positive return. The portfolio's strong performance relative to the index was also chiefly attributable to Europe - stock selection (particularly in Financials) was the biggest positive factor. The Japanese market recovered impressively after a shaky start and small positives in allocation, stock selection and currency helped Japan produce a respectable relative return. Despite a strong run in the latter part of Q2 markets in Asia performed poorly in relative terms - our underweight position here was positive but currencies offset much of this gain.

^ PERFORMANCE SHOWN IS THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES.
  FOR THE PERIOD FROM JANUARY 1, 2003 THROUGH JUNE 30, 2003, PERFORMANCE OF CLASS I SHARES WERE NOT OPERATIONAL FOR THE FULL PERIOD SHOWN. THE ACTUAL PERFORMANCE OF CLASS I, CLASS 2 AND CLASS 3 SHARES WOULD HAVE BEEN LOWER BECAUSE THE EXPENSES OF THOSE CLASSES ARE HIGHER THAN THE EXPENSES OF THE INSTITUTIONAL CLASS.

* THE PERFORMANCE OF THE INDEX IS PRESENTED WITH GROSS DIVIDENDS REINVESTED AND REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

TT Active International Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                                                    US$
-------------------------------------------------------------------------------------------------------
ASSETS:
Investment in TT EAFE Portfolio ("Portfolio"), at value                                      48,321,427
Receivable from Advisor                                                                          14,988
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                 48,336,415
-------------------------------------------------------------------------------------------------------

LIABILITIES:
Trustee fee payable                                                                               5,047
Accrued expenses and other liabilities                                                           10,164
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                                15,211
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   48,321,204
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid in capital                                                                              75,737,431
Undistributed net investment income                                                             679,250
Accumulated net realized loss on investments                                                (33,520,302)
Net unrealized appreciation                                                                   5,424,825
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   48,321,204
-------------------------------------------------------------------------------------------------------

NET ASSETS
Institutional Class                                                                          48,286,821
Class 1                                                                                          34,383
-------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED SHARES AUTHORIZED; NO PAR VALUE)
Institutional Class                                                                           7,925,181
Class 1                                                                                           2,651
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE)
Institutional Class                                                                                6.09
Class 1                                                                                           12.97
-------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Active International Mutual Fund

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                                    US$
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest*                                                                                         6,591
Dividends*^                                                                                     801,536
Expenses*                                                                                      (230,773)
-------------------------------------------------------------------------------------------------------
Total income                                                                                    577,354
-------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                                         64,850
Legal services                                                                                   20,524
Administration fees                                                                              15,777
Transfer agent fees                                                                              12,363
Blue sky expense                                                                                 12,093
Custodian fees                                                                                   11,362
Trustees' fees and expenses                                                                       9,467
Audit services                                                                                    5,577
Printing and postage expense                                                                      5,304
Distribution and service fee - Class 1                                                               33
Other Expenses                                                                                    2,521
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  159,871
Less expense waiver and/or reimbursement                                                       (174,448)
-------------------------------------------------------------------------------------------------------
Net expenses (reimbursement)                                                                    (14,577)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           591,931
-------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investments*                                                                                 (3,079,611)
Foreign currency transactions and forward foreign currency exchange contracts*                  390,773
-------------------------------------------------------------------------------------------------------
                                                                                             (2,688,838)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on:
Investments*                                                                                  6,970,109
Foreign currency transactions and forward foreign currency exchange contracts*                 (104,973)
-------------------------------------------------------------------------------------------------------
                                                                                              6,865,136
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                       4,176,298
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          4,768,229
-------------------------------------------------------------------------------------------------------
^Net of foreign taxes withheld                                                                  120,355
-------------------------------------------------------------------------------------------------------
*Allocated from TT EAFE Portfolio

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Active International Mutual Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                        JUNE 30, 2003           YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 2002
                                                                                  US$                  US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         591,931              615,601
Net realized loss on investments                                           (2,688,838)          (7,302,923)
Net change in net unrealized appreciation (depreciation)                    6,865,136           (2,726,206)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             4,768,229           (9,413,528)
----------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
Net Investment Income                                                               -           (1,113,680)
----------------------------------------------------------------------------------------------------------
Total dividends                                                                     -           (1,113,680)
----------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold
Institutional Class                                                        14,334,862            2,325,867
Class 1                                                                       580,000                    -
Shares issued on reinvestment of dividends
Institutional Class                                                                 -              777,490
Class 1                                                                             -                    -
Cost of shares redeemed
Institutional Class                                                       (14,416,640)          (4,202,343)
Class 1                                                                      (558,368)                   -
----------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                    (60,146)          (1,098,986)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     4,708,083          (11,626,194)
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                        43,613,121           55,239,315
----------------------------------------------------------------------------------------------------------
End of period*                                                             48,321,204           43,613,121
----------------------------------------------------------------------------------------------------------
*Including undistributed net investment income of                             679,250               87,319
----------------------------------------------------------------------------------------------------------

CHANGES IN SHARES OUTSTANDING:
Beginning shares outstanding/Institutional Class                            7,977,459            8,197,075
Shares sold/Institutional Class                                             2,466,033              376,648
Shares issued on reinvestment of dividends/Institutional Class                      -              143,504
Shares redeemed/Institutional Class                                        (2,518,311)            (739,768)
----------------------------------------------------------------------------------------------------------
                                                                            7,925,181            7,977,459
----------------------------------------------------------------------------------------------------------
Beginning shares outstanding/Class 1                                                -                    -
Shares sold/Class 1                                                            50,657                    -
Shares issued on reinvestment of dividends/Class 1                                  -                    -
Shares redeemed/Class 1                                                       (48,006)                   -
----------------------------------------------------------------------------------------------------------
                                                                                2,651                    -
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Active International Mutual Fund
Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                                        PERIOD FROM
                                                                                                    OCTOBER 2, 2000
                                                                                                      (COMMENCEMENT
                                                   SIX MONTHS                                        OF OPERATIONS)
                                                        ENDED                                               THROUGH
                                                JUNE 30, 2003      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                  (UNAUDITED)              2002              2001              2000
                                                          US$               US$               US$               US$
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                $   5.47          $   6.74          $   9.51          $  10.00
-------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                 0.07              0.08              0.02              0.03
Net realized and unrealized appreciation
  (depreciation)                                         0.55             (1.21)            (2.79)            (0.52)(2)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                         0.62             (1.13)            (2.77)            (0.49)
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                        -             (0.14)                -             (0.00)**
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         -             (0.14)                -             (0.00)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                      $   6.09          $   5.47          $   6.74          $   9.51
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                           11.33%^          (16.73)%          (29.13)%           (4.85)%^

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $ 48,287          $ 43,613          $ 55,239          $ 62,914
Gross Expenses (to average daily net assets)             1.81%*            1.39%             1.65%             5.36%*
Net Expenses (to average daily net assets)               1.00%*            1.00%             1.07%             1.20%*
Net Investment Income (to average daily
  net assets)                                            2.74%*            1.22%             0.30%             1.31%*

For the period from June 1, 2001, to October 31, 2003, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional Class Shares.

For the period from October 2, 2000 (commencement of operations) through May 31, 2001, TTI agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.20% of the Fund's daily net assets.

If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) (to average daily
  net assets)                                            1.93%*            0.84%            (0.28)%           (2.85)%*
Net investment income (loss) per share               $   0.05          $   0.05          $  (0.02)         $  (0.07)

(1) Computed using average shares outstanding for the period.
(2) The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the Fund's investments.
+   Total return would have been lower in the absence of expense waivers.
^   Not annualized.
*   Annualized.
**  Distribution rounds to less than $.01 per share.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Active International Mutual Fund
Class 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                            PERIOD FROM
                                                                                         MARCH 13, 2003
                                                                                          (COMMENCEMENT
                                                                                         OF OPERATIONS)
                                                                                                THROUGH
                                                                                               JUNE 30,
                                                                                                   2003
                                                                                                    US$
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                                                   $         10.00
-------------------------------------------------------------------------------------------------------
Net investment income(1)                                                                           0.11
Net realized and unrealized appreciation                                                           2.86
-------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   2.97
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                                         $         12.97
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                      29.70%^

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                                   $            34
Gross Expenses (to average daily net assets)                                                       2.06%*
Net Expenses (to average daily net assets)                                                         1.25%*
Net Investment Income (to average daily net assets)                                                2.76%*

For the period indicated until April 30, 2004, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.25% of the Fund's average daily net assets for Class 1 shares.

If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income (to average daily net assets)                                                1.96%*
Net investment income per share                                                         $          0.07

(1) Computed using average shares outstanding for the period.
^   Not annualized.
*   Annualized.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
   TT Active International Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000. The Fund changed its name from TT EAFE Mutual Fund on September 1, 2002.

   The Fund commenced operations on October 2, 2000, offering a single class of shares. The Fund's initial investment of $100,000 was made on September 26, 2000. On September 1, 2002, the Fund established three additional classes of shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. All shares outstanding on June 30, 2003 were designated as Institutional Class Shares or Class 1 shares. Class 1 shares commenced operations on March 13, 2003. The Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Fund is not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.

   The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") is the Portfolio's investment manager.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION
      The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (61.9% at June 30, 2003). The method by which the Portfolio values its securities is discussed in Note 1 of the Portfolio's Notes to the financial statements, which are included elsewhere in this report.

   2. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
      The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

   3. FEDERAL INCOME TAXES
      The Fund is treated as a separate entity for U.S. federal income tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2003.

      At December 31, 2002, the Fund has elected to defer to January 1, 2003 post-October capital losses of $704,684.

      At December 31, 2002, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

      YEAR OF EXPIRATION                                                  AMOUNT
      --------------------------------------------------------------------------
      2008                                                       $           444
      2009                                                            19,983,316
      2010                                                             9,657,301

   4. DISTRIBUTIONS TO SHAREHOLDERS
      Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

      Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

      Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These temporary and permanent differences are primarily due to losses on wash sale transactions, capital loss carryforwards, post-October loss deferrals, foreign currency gains and losses, passive foreign investment company transactions, and foreign taxes.

   5. EXPENSES
      For its services under a Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 0.80% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio.

      For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

      TTI may reimburse the Fund or the Portfolio or waive all or a portion of its management fees. For the period from June 1, 2001 until April 30, 2004, TTI has contractually agreed to waive TTI agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. TTI may not receive subsequent reimbursement from the Fund of any fees waived or expenses so reimbursed by TTI.

      For the period from October 2, 2000 (commencement of operations) through May 31, 2001, TTI agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursements, would not exceed, on a per annum basis, 1.20% of the Fund's daily net assets.

   6. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
      Quasar Distributors, LLC (the "Distributor") serves as the Fund's distributor.

      The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares. Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

                                             CLASS 1      CLASS 2        CLASS 3
                                              SHARES       SHARES         SHARES
      --------------------------------------------------------------------------
      Distribution and/or Service Fees          0.25%        0.75%          1.00%

      Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

      In addition to amounts payable under the Management Agreement and the rule 12b-1 service plans between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of the Board of Trustees (the "Trustees") that are not affiliated with TTI or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                           VALUE (NOTE 1)
COMMON STOCKS - 93.20%                                           SHARES               US$
-----------------------------------------------------------------------------------------
FINLAND - 3.43%
COMMUNICATIONS EQUIPMENT - 3.43%
Nokia Oyj                                                       162,354         2,677,845
-----------------------------------------------------------------------------------------
TOTAL FINLAND                                                                   2,677,845
-----------------------------------------------------------------------------------------

FRANCE - 4.86%
AUTOMOBILES - 2.02%
PSA Peugeot Citroen                                              32,439         1,578,270
-----------------------------------------------------------------------------------------
BANKS - 2.50%
Credit Agricole SA                                              102,568         1,952,465
-----------------------------------------------------------------------------------------
TEXTILES & APPAREL - 0.34%
Christian Dior SA                                                 6,665           266,933
-----------------------------------------------------------------------------------------
TOTAL FRANCE                                                                    3,797,668
-----------------------------------------------------------------------------------------

GERMANY - 10.38%
AIRLINES - 0.84%
Deutsche Lufthansa AG                                            56,100           658,167
-----------------------------------------------------------------------------------------
BANKING - 1.36%
Deutsche Bank AG                                                 16,356         1,062,540
-----------------------------------------------------------------------------------------
CHEMICALS - 2.04%
Bayer AG                                                         68,451         1,588,819
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.55%
Deutsche Telekom
  AG - Registered #                                             130,075         1,988,347
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.77%
Siemens AG                                                       28,107         1,381,081
-----------------------------------------------------------------------------------------
INSURANCE - 1.82%
Munich Reinsurance
  AG - Registered                                                13,874         1,416,740
-----------------------------------------------------------------------------------------
TOTAL GERMANY                                                                   8,095,694
-----------------------------------------------------------------------------------------

HONG KONG - 1.02%
DIVERSIFIED TELECOMMUNICATIONS - 0.53%
China Telecom Corp Ltd                                        1,784,000           409,505
-----------------------------------------------------------------------------------------
REAL ESTATE - 0.49%
Cheung Kong Holdings Ltd                                         63,000           378,900
-----------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                   788,405
-----------------------------------------------------------------------------------------

ITALY - 2.57%
OIL & GAS - 2.57%
ENI Spa                                                         132,504         2,007,188
-----------------------------------------------------------------------------------------
TOTAL ITALY                                                                     2,007,188
-----------------------------------------------------------------------------------------

JAPAN - 14.17%
AUTOMOBILES - 0.86%
Honda Motor Co Ltd                                               17,700           671,825
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.47%
Secom Co Ltd                                                     12,500           367,049
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.42%
Daiwa Securities Group Inc                                       75,000           431,700
Nomura Securities Company Ltd                                    53,000           673,802
-----------------------------------------------------------------------------------------
                                                                                1,105,502
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.36%
Nippon Telegraph And
  Telephone Corporation (NTT)                                       468         1,838,815
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.99%
Hitachi Ltd                                                      91,000           386,394
Kyocera Corporation                                               6,700           383,975
-----------------------------------------------------------------------------------------
                                                                                  770,369
-----------------------------------------------------------------------------------------
ELECTRONICS - 0.67%
Seiko Epson Corporation #                                        17,600           524,146
-----------------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.55%
Nikko Cordial Corporation                                       107,000           430,232
-----------------------------------------------------------------------------------------
HEAVY MACHINERY - 0.47%
Mitsubishi Heavy Industries Ltd                                 142,000           368,400
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.10%
Kao Corporation                                                   4,000            74,578
-----------------------------------------------------------------------------------------

                                                                           VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                                        SHARES               US$
-----------------------------------------------------------------------------------------
JAPAN (continued)
OFFICE ELECTRONICS - 1.59%
Canon Inc                                                        27,000         1,241,043
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.92%
Takeda Chemical Industries Ltd                                   40,400         1,492,989
-----------------------------------------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES - 0.52%
Fuji Photo Film Co                                               14,000           405,256
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.25%
Advantest Corp.                                                   2,800           122,829
Murata Manufacturing
  Company Ltd                                                    16,300           641,802
Rohm Company Ltd                                                  6,000           655,182
Tokyo Electron Ltd                                                7,000           332,263
-----------------------------------------------------------------------------------------
                                                                                1,752,076
-----------------------------------------------------------------------------------------
TOTAL JAPAN                                                                    11,042,280
-----------------------------------------------------------------------------------------

NETHERLANDS - 6.94%
DIVERSIFIED FINANCIALS - 1.03%
ING Groep NV                                                     45,989           800,325
-----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.59%
Royal Ahold NV                                                   55,031           457,635
-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.91%
Royal Philips Electronics NV                                    118,900         2,264,725
-----------------------------------------------------------------------------------------
OIL & GAS - 2.41%
Royal Dutch Petroleum Co                                         40,411         1,878,751
-----------------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                               5,401,436
-----------------------------------------------------------------------------------------

SINGAPORE - 0.31%
COMMERCIAL BANKS - 0.20%
DBS Group Holdings Ltd                                           27,000           157,962
-----------------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 0.11%
Singapore Press Holdings Ltd                                      8,000            83,156
-----------------------------------------------------------------------------------------
TOTAL SINGAPORE                                                                   241,118
-----------------------------------------------------------------------------------------

SOUTH KOREA - 2.10%
FINANCIAL SERVICES - 0.29%
Daishin Securities Co Ltd                                        13,020           225,629
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.81%
Samsung Electronics                                               4,740         1,408,707
-----------------------------------------------------------------------------------------
TOTAL SOUTH KOREA                                                               1,634,336
-----------------------------------------------------------------------------------------

SPAIN - 3.65%
COMMERCIAL BANKS - 2.53%
Banco Santander Central
  Hispano SA                                                    224,334         1,968,761
-----------------------------------------------------------------------------------------
MULTI-UTILITIES - 1.12%
Iberdrola SA                                                     50,303           872,506
-----------------------------------------------------------------------------------------
TOTAL SPAIN                                                                     2,841,267
-----------------------------------------------------------------------------------------

SWITZERLAND - 12.73%
BANKS - 8.04%
Credit Suisse Group                                             123,452         3,254,864
UBS AG - Registered                                              54,135         3,016,731
-----------------------------------------------------------------------------------------
                                                                                6,271,595
-----------------------------------------------------------------------------------------
FOOD PRODUCTS - 3.19%
Nestle SA - Registered                                           12,044         2,489,589
-----------------------------------------------------------------------------------------
INSURANCE - 1.50%
Zurich Financial Services AG #                                    9,815         1,172,298
-----------------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                               9,933,482
-----------------------------------------------------------------------------------------

TAIWAN - 1.14%
CHEMICALS - 0.53%
Nan Ya Plastic Corporation                                      379,000           411,241
-----------------------------------------------------------------------------------------
ELECTRONICS - 0.53%
Compal Electronics Inc                                          309,000           414,861
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.08%
Winbond Electronics Corp #                                      127,000            62,839
-----------------------------------------------------------------------------------------
TOTAL TAIWAN                                                                      888,941
-----------------------------------------------------------------------------------------

                                                                           VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                                        SHARES               US$
-----------------------------------------------------------------------------------------
UNITED KINGDOM - 29.90%
BANKS - 13.79%
Abbey National PLC                                              131,447         1,022,342
HBOS PLC                                                        265,965         3,449,081
HSBC Holdings PLC                                               253,598         3,001,545
Royal Bank Of Scotland Group
PLC                                                              56,174         1,578,593
Standard Chartered PLC                                          139,505         1,697,280
-----------------------------------------------------------------------------------------
                                                                               10,748,841
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 1.70%
mmO2 PLC #                                                    1,416,166         1,328,514
-----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.03%
Tesco PLC                                                         7,310            26,494
-----------------------------------------------------------------------------------------
INSURANCE - 0.96%
Royal & Sun Alliance
  Insurance Group PLC                                           327,405           750,938
-----------------------------------------------------------------------------------------
MEDIA - 1.86%
British Sky Broadcasting
  Group PLC #                                                   130,443         1,447,947
-----------------------------------------------------------------------------------------
METALS & MINING - 2.20%
Anglo American PLC                                              112,354         1,717,973
-----------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.06%
Kingfisher PLC                                                  179,749           823,804
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.01%
Astrazeneca PLC                                                  77,896         3,129,013
-----------------------------------------------------------------------------------------
TOBACCO - 0.59%
British American Tobacco PLC                                     40,665           462,146
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 3.70%
Vodafone Group PLC                                            1,473,493         2,886,373
-----------------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                           23,322,043
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $65,744,153)                                                             72,671,703
-----------------------------------------------------------------------------------------

EQUITY PERFORMANCE                                                         VALUE (NOTE 1)
LINKED NOTE - 3.40%                                           PAR VALUE               US$
-----------------------------------------------------------------------------------------
JAPAN - 3.40%
MULTI-SECTOR - 3.40%
UBS AG, London Branch
  (Japan Midcap Index),
  0.00% due 3/13/06                                         273,500,000 JPY     2,648,387
-----------------------------------------------------------------------------------------
TOTAL JAPAN                                                                     2,648,387
-----------------------------------------------------------------------------------------
TOTAL EQUITY PERFORMANCE LINKED NOTE
(cost $2,337,074)                                                               2,648,387
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 96.60%
(COST $68,081,227)                                                             75,320,090
OTHER ASSETS
IN EXCESS OF LIABILITIES - 3.40%                                                2,649,793
-----------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                       77,969,883
-----------------------------------------------------------------------------------------

#   Non-income producing security.
JPY Japanese Yen

TT EAFE Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                                                    US$
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                                       75,320,090
Foreign currency**                                                                            2,160,823
Receivable for investments sold                                                               1,911,386
Dividends and interest receivable                                                               119,217
Recoverable foreign taxes                                                                       213,056
-------------------------------------------------------------------------------------------------------
Total assets                                                                                 79,724,572
-------------------------------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                                               345,207
Payable for open forward foreign currency exchange contracts                                     99,866
Payable for investment advisory fees                                                             34,391
Payable to bank                                                                               1,194,523
Accrued expenses and other liabilities                                                           80,702
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                             1,754,689
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   77,969,883
-------------------------------------------------------------------------------------------------------
* Cost of Investments                                                                        68,081,227
-------------------------------------------------------------------------------------------------------
** Cost of Foreign Currency                                                                   2,136,919
-------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EAFE Portfolio

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                                    US$
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                                  11,030
Dividend income*                                                                              1,324,695
-------------------------------------------------------------------------------------------------------
Total income                                                                                  1,335,725
-------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee                                                                         180,659
Accounting and custody fees                                                                     126,550
Administration fees                                                                              30,960
Insurance fees                                                                                   16,524
Audit fees                                                                                       14,916
Trustees' fees and expenses                                                                       9,907
Legal services                                                                                    2,598
Printing and postage expense                                                                      2,172
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  384,286
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           951,439
-------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                             (5,204,195)
Foreign currency transactions and forward foreign currency exchange contracts                   658,216
-------------------------------------------------------------------------------------------------------
                                                                                             (4,545,979)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                        11,735,001
Foreign currency transactions and forward foreign currency exchange contracts                  (169,202)
-------------------------------------------------------------------------------------------------------
                                                                                             11,565,799
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                       7,019,820
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          7,971,259
-------------------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                                 198,918
-------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EAFE Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                        JUNE 30, 2003           YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 2002
                                                                                  US$                  US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         951,439            1,617,014
Net realized loss                                                          (4,545,979)         (16,193,659)
Net change in unrealized appreciation/(depreciation)                       11,565,799           (6,658,951)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             7,971,259          (21,235,596)
----------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                              27,563,060          168,468,799
Withdrawals                                                               (56,319,056)        (172,438,004)
----------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                      (28,755,996)          (3,969,205)
----------------------------------------------------------------------------------------------------------
Total decrease in net assets                                              (20,784,737)         (25,204,801)
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                        98,754,620          123,959,421
----------------------------------------------------------------------------------------------------------
End of period                                                              77,969,883           98,754,620
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
   TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. TT Active International Mutual Fund held 61.9% and the LKCM International Fund held 38.1% of the Portfolio as of June 30, 2003.

   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION
      The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

   2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

   3. FEDERAL INCOME TAXES
      The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

      It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   4. FOREIGN SECURITIES
      Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

      Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   5. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

      At June 30, 2003, the Portfolio had the following open forward foreign currency and cross currency exchange contracts outstanding:

   FORWARD CURRENCY CONTRACTS

                                                                                       GROSS UNREALIZED
   CURRENCY AND                              FOREIGN CURRENCY    U.S. DOLLAR VALUE            GAIN/LOSS
   EXCHANGE DATE                                   UNITS SOLD     AT JUNE 30, 2003                  US$
   ----------------------------------------------------------------------------------------------------
   SALES CONTRACTS
   Australian Dollar, 07/01/03                        650,000              436,507               (4,387)
   Euro, 07/01/03                                     200,000              230,040               (1,780)
   Japanese Yen, 07/01/03                          65,835,000              549,197                  803
   Japanese Yen, 07/18/03                         220,000,000            1,836,272               63,555
   SwissFranc, 07/01/03                               257,203              190,218                 (218)
   ----------------------------------------------------------------------------------------------------
   NET UNREALIZED GAIN ON SALES CONTRACTS                                                        57,973
   ----------------------------------------------------------------------------------------------------

   FORWARD CROSS CURRENCY CONTRACTS

      SETTLEMENT                                                                     NET UNREALIZED
            DATE      DELIVER/UNITS OF CURRENCY      RECEIVE/IN EXCHANGE FOR           APPRECIATION
   ------------------------------------------------------------------------------------------------
         7/09/03     British Sterling 3,820,000   Euro             5,336,015               (175,345)
         7/09/03     Euro             3,533,619   British Sterling 2,470,000                 17,506
   ------------------------------------------------------------------------------------------------
   NET UNREALIZED LOSS ON CROSS CURRENCY CONTRACTS                                         (157,839)
   ------------------------------------------------------------------------------------------------

   6. FUTURES CONTRACTS
      The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with all futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

      As of and for the six months ended June 30, 2003, there were no open long futures contracts outstanding.

   7. OPTIONS CONTRACTS
      A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

      Purchases of put and call options are recorded as investments, the values of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

      The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

      The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

      As of June 30, 2003, and for the period ending June 30, 2003, there were no open options contracts outstanding.

B. INVESTMENT ADVISORY AGREEMENT
   Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets. Please see Note 5 of the TT Active International Mutual Fund notes to financial statements for additional information with respect to management fee reimbursements.

C. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2003, were as follows:

   COST OF PURCHASES                                         PROCEEDS FROM SALES
   US$                                                                       US$
   -----------------------------------------------------------------------------
   59,944,837                                                         79,200,414

   At June 30, 2003, the Portfolio's aggregate unrealized appreciation and depreciation on Investments based on cost for U.S. federal income tax purposes were as follows:

                                          UNREALIZED        UNREALIZED        NET UNREALIZED
   TAX COST                             APPRECIATION      DEPRECIATION          APPRECIATION
   US$                                           US$               US$                   US$
   -----------------------------------------------------------------------------------------
   68,081,227                              7,780,866          (542,003)            7,238,863

D. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                             FOR THE                   YEAR                 YEAR              FOR THE
                                    SIX MONTHS ENDED                  ENDED                ENDED         PERIOD ENDED
                                       JUNE 30, 2003      DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
   ------------------------------------------------------------------------------------------------------------------
   Ratio of expenses                            1.07%+                 0.85%                0.85%                0.92%+
   Ratio of net investment income               2.64%+                 1.38%                0.51%                0.39%+
   Portfolio Turnover                             85%^                  231%                 255%                  37%
   Total Return                                11.26%^               (18.51)%             (28.80)%              (4.54)%^


* For the period October 2, 2000 (commencement of operations) through December 31, 2000.
+  Annualized.
^  Not Annualized.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                      (This page intentionally left blank)

[TT INTERNATIONAL LOGO]

                                  Martin House
                               5 Martin House Lane
                                 London EC4R 0DP
                             Tel: (+44 20) 7410 3500
                             Fax: (+44 20) 7410 3509

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

        (a)(1) Code of Ethics Described in Item 2: Not applicable.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              TT International U.S.A. Feeder Trust

By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.


By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


By (Signature and Title):        /s/ Graham Barr
                          --------------------------------------
                          Graham Barr, Treasurer (Principal Financial Officer)

                          Date        September 2, 2003
                              ----------------------------------